UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LMM, LLC
Address: 100 Light Street
         Baltimore, MD  21202

13F File Number:  28-6399

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Milano
Title:     Chief Compliance Officer
Phone:     410-539-0000

Signature, Place, and Date of Signing:

     Nick Milano     Baltimore, MD     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $3,832,010 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105   152589  7943200 SH       DEFINED 1             7943200        0        0
AMAZON COM INC                 COM              023135106   585737  7987679 SH       DEFINED 1             7987679        0        0
AMBAC FINL GROUP INC           COM              023139108     9542  7120300 SH       DEFINED 1             7120300        0        0
AMERICREDIT CORP               COM              03060R101    43093  4999100 SH       DEFINED 1             4999100        0        0
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104    99070  1000000 SH       DEFINED 1             1000000        0        0
BEAZER HOMES USA INC           COM              07556Q105    11850  2127400 SH       DEFINED 1             2127400        0        0
CA INC                         COM              12673P105    84861  3675200 SH       DEFINED 1             3675200        0        0
CENTEX CORP                    COM              152312104    53480  4000000 SH       DEFINED 1             4000000        0        0
CHIMERA INVT CORP              COM              16934Q109    16782  1862542 SH       DEFINED 1             1862542        0        0
CIT GROUP INC                  COM              125581108    54343  7979800 SH       DEFINED 1             7979800        0        0
CLEVELAND CLIFFS INC           COM              185896107   107271   900000 SH       DEFINED 1              900000        0        0
CONVERA CORP                   CL A             211919105     7654  5389606 SH       DEFINED 1             5389606        0        0
CROCS INC                      COM              227046109    39869  4977300 SH       DEFINED 1             4977300        0        0
EASTMAN KODAK CO               COM              277461109   120752  8368100 SH       DEFINED 1             8368100        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206   100694  6007978 SH       DEFINED 1             6007978        0        0
EXPEDIA INC DEL                COM              30212P105   127747  6950300 SH       DEFINED 1             6950300        0        0
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    45702   180000 SH       DEFINED 1              180000        0        0
HEALTH NET INC                 COM              42222G108   129924  5400000 SH       DEFINED 1             5400000        0        0
HEALTHSOUTH CORP               COM NEW          421924309     4426   266120 SH       DEFINED 1              266120        0        0
HOUSEVALUES INC                COM              44183Y102    13541  4923705 SH       DEFINED 1             4923705        0        0
ISTAR FINL INC                 COM              45031U101    72655  5500000 SH       DEFINED 1             5500000        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308   137165  3177300 SH       DEFINED 1             3177300        0        0
LEHMAN BROS HLDGS INC          COM              524908100    39620  2000000 SH       DEFINED 1             2000000        0        0
LENNAR CORP                    CL A             526057104    49010  3971600 SH       DEFINED 1             3971600        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100   293012 99326000 SH       DEFINED 1            99326000        0        0
LIZ CLAIBORNE INC              COM              539320101    11115   785491 SH       DEFINED 1              785491        0        0
MANNKIND CORP                  COM              56400P201    32751 10916967 SH       DEFINED 1            10916967        0        0
MERITAGE HOMES CORP            COM              59001A102    35934  2368735 SH       DEFINED 1             2368735        0        0
MONSTER WORLDWIDE INC          COM              611742107    57490  2789400 SH       DEFINED 1             2789400        0        0
NATIONAL CITY CORP             COM              635405103     4691   983380 SH       DEFINED 1              983380        0        0
NETEASE COM INC                SPONSORED ADR    64110W102   114938  5274784 SH       DEFINED 1             5274784        0        0
NETFLIX INC                    COM              64110L106   135896  5212705 SH       DEFINED 1             5212705        0        0
NII HLDGS INC                  CL B NEW         62913F201   259343  5461000 SH       DEFINED 1             5461000        0        0
PINNACLE ENTMT INC             COM              723456109    15749  1501250 SH       DEFINED 1             1501250        0        0
PULTE HOMES INC                COM              745867101    74981  7786095 SH       DEFINED 1             7786095        0        0
RADIAN GROUP INC               COM              750236101     1170   806600 SH       DEFINED 1              806600        0        0
RED HAT INC                    COM              756577102   199270  9631200 SH       DEFINED 1             9631200        0        0
RYLAND GROUP INC               COM              783764103    82290  3773000 SH       DEFINED 1             3773000        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100   113327 11929100 SH       DEFINED 1            11929100        0        0
SUN MICROSYSTEMS INC           COM NEW          866810203    47213  4339400 SH       DEFINED 1             4339400        0        0
UAL CORP                       COM NEW          902549807     6185  1184818 SH       DEFINED 1             1184818        0        0
UNITED STATES STL CORP NEW     COM              912909108    73912   400000 SH       DEFINED 1              400000        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101    20746  2646124 SH       DEFINED 1             2646124        0        0
YAHOO INC                      COM              984332106   144620  7000000 SH       DEFINED 1             7000000        0        0